Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 96.9%
		Basic Materials: 2.9%
200,000	(1)	Anglo American Capital PLC, 2.250%, 03/17/2028	$202,468	0.1
200,000	(1)	Anglo American Capital PLC, 2.875%, 03/17/2031	204,771	0.1
225,000	(1)	Anglo American Capital PLC, 5.625%, 04/01/2030	275,712	0.1
132,000		Dow Chemical Co., 4.375%, 11/15/2042	157,740	0.1
271,000	(2)	Dow Chemical Co/The, 2.100%, 11/15/2030	267,921	0.1
279,000		Dow Chemical Co/The, 5.550%, 11/30/2048	392,632	0.2
741,000	(1)	Georgia-Pacific LLC, 0.625%, 05/15/2024	738,427	0.3
554,000	(1)	Georgia-Pacific LLC, 0.950%, 05/15/2026	545,430	0.3
647,000	(1)	Georgia-Pacific LLC, 2.100%, 04/30/2027	668,026	0.3
548,000		Mosaic Co/The, 5.450%, 11/15/2033	688,062	0.3
65,000		Mosaic Co/The, 5.625%, 11/15/2043	85,117	0.0
174,000	(1)	Newcrest Finance Pty Ltd., 3.250%, 05/13/2030	187,207	0.1
184,000	(1)	Newcrest Finance Pty Ltd., 4.200%, 05/13/2050	211,302	0.1
319,000		Nutrien Ltd., 2.950%, 05/13/2030	336,905	0.2
453,000		Nutrien Ltd., 3.500%, 06/01/2023	474,677	0.2
212,000		Nutrien Ltd., 3.950%, 05/13/2050	244,562	0.1
530,000		PPG Industries, Inc., 1.200%, 03/15/2026	529,093	0.2
319,000		Steel Dynamics, Inc., 1.650%, 10/15/2027	318,663	0.1
			6,528,715	2.9

		Communications: 11.7%
607,000		Amazon.com, Inc., 2.100%, 05/12/2031	617,605	0.3
1,091,000		Amazon.com, Inc., 3.100%, 05/12/2051	1,147,519	0.5
407,000		Amazon.com, Inc., 3.250%, 05/12/2061	429,645	0.2
560,000		AT&T, Inc., 1.700%, 03/25/2026	566,018	0.3
150,000		AT&T, Inc., 3.100%, 02/01/2043	147,276	0.1
293,000		AT&T, Inc., 3.500%, 06/01/2041	304,901	0.1
331,000	(1)	AT&T, Inc., 3.500%, 09/15/2053	333,048	0.2
997,000	(1)	AT&T, Inc., 3.550%, 09/15/2055	1,001,795	0.4
938,000	(1)	AT&T, Inc., 3.650%, 09/15/2059	952,651	0.4
811,000		CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 05/01/2032	843,209	0.4
719,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.250%, 02/01/2031	733,380	0.3
411,000	(1)	CCO Holdings LLC / CCO Holdings Capital Corp., 4.500%, 06/01/2033	421,074	0.2
212,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	208,592	0.1
102,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	117,370	0.1
160,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 07/01/2049	190,893	0.1
39,000		Charter Communications Operating LLC / Charter Communications Operating Capital, 6.484%, 10/23/2045	53,801	0.0
105,000		Comcast Corp., 3.200%, 07/15/2036	112,953	0.1
467,000		Comcast Corp., 3.250%, 11/01/2039	497,508	0.2
146,000		Comcast Corp., 3.900%, 03/01/2038	168,248	0.1
190,000		Comcast Corp., 4.000%, 08/15/2047	222,335	0.1
282,000		Comcast Corp., 4.600%, 10/15/2038	350,117	0.2
320,000		Comcast Corp., 5.650%, 06/15/2035	433,875	0.2
225,000		Comcast Corp., 6.500%, 11/15/2035	328,272	0.1
395,000		Corning, Inc., 5.450%, 11/15/2079	554,253	0.2
408,000		Discovery Communications LLC, 2.950%, 03/20/2023	424,708	0.2
83,000		Discovery Communications LLC, 3.450%, 03/15/2025	89,218	0.0
272,000		Discovery Communications LLC, 4.875%, 04/01/2043	329,195	0.1
260,000		Discovery Communications LLC, 5.300%, 05/15/2049	329,567	0.1
382,000	(1)	NBN Co.Ltd., 1.450%, 05/05/2026	383,123	0.2
378,000		Orange SA, 9.000%, 03/01/2031	595,117	0.3
140,000		Time Warner Entertainment Co.L.P., 8.375%, 07/15/2033	212,387	0.1
202,000		T-Mobile USA, Inc., 2.250%, 02/15/2026	203,767	0.1
106,000		T-Mobile USA, Inc., 2.550%, 02/15/2031	107,484	0.0
243,000		T-Mobile USA, Inc., 2.625%, 04/15/2026	249,071	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Communications: (continued)
347,000		T-Mobile USA, Inc., 2.625%, 02/15/2029	$343,096	0.2
507,000		T-Mobile USA, Inc., 2.875%, 02/15/2031	503,831	0.2
378,000		T-Mobile USA, Inc., 3.375%, 04/15/2029	391,012	0.2
373,000		T-Mobile USA, Inc., 3.500%, 04/15/2031	386,353	0.2
412,000		T-Mobile USA, Inc., 3.750%, 04/15/2027	456,243	0.2
78,000		T-Mobile USA, Inc., 4.500%, 04/15/2050	92,975	0.0
300,000		TWDC Enterprises 18 Corp., 2.125%, 09/13/2022	306,096	0.1
8,000		Verizon Communications, Inc., 1.450%, 03/20/2026	8,072	0.0
127,000		Verizon Communications, Inc., 2.650%, 11/20/2040	122,443	0.1
163,000		Verizon Communications, Inc., 2.987%, 10/30/2056	153,489	0.1
2,418,000		Verizon Communications, Inc., 3.700%, 03/22/2061	2,593,870	1.2
406,000		Verizon Communications, Inc., 4.329%, 09/21/2028	472,683	0.2
1,848,000		Verizon Communications, Inc., 4.500%, 08/10/2033	2,210,996	1.0
70,000		Verizon Communications, Inc., 4.522%, 09/15/2048	86,756	0.0
444,000		Verizon Communications, Inc., 4.812%, 03/15/2039	563,233	0.3
48,000		Verizon Communications, Inc., 4.862%, 08/21/2046	62,208	0.0
490,000		ViacomCBS, Inc., 5.500%, 05/15/2033	622,815	0.3
385,000		Vodafone Group PLC, 5.125%, 06/19/2059	504,352	0.2
1,234,000	(3)	Vodafone Group PLC, 5.125%, 06/04/2081	1,247,882	0.6
135,000		Walt Disney Co/The, 1.750%, 01/13/2026	138,884	0.1
93,000		Walt Disney Co/The, 2.000%, 09/01/2029	94,094	0.0
221,000		Walt Disney Co/The, 4.750%, 11/15/2046	289,022	0.1
52,000		Walt Disney Co/The, 4.625%, 03/23/2040	66,318	0.0
197,000		Walt Disney Co/The, 6.550%, 03/15/2033	280,865	0.1
144,000		Walt Disney Co/The, 7.750%, 01/20/2024	169,410	0.1
165,000		Walt Disney Co/The, 8.500%, 02/23/2025	207,172	0.1
			26,034,145	11.7

		Consumer, Cyclical: 4.1%
396,813	(1)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	440,082	0.2
69,448		American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	72,026	0.0
561,085		American Airlines 2017-1 Class A Pass Through Trust, 4.000%, 08/15/2030	567,975	0.3
343,735		American Airlines 2017-1 Class AA Pass Through Trust, 3.650%, 08/15/2030	355,110	0.2
46,000	(1)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.500%, 04/20/2026	48,760	0.0
46,000	(1)	American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.750%, 04/20/2029	49,795	0.0
360,239		Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	381,535	0.2
508,576		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	519,233	0.2
228,320		Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	232,005	0.1
266,000	(1)	Delta Air Lines, Inc./ SkyMiles IP Ltd., 4.500%, 10/20/2025	285,975	0.1
413,000	(1)	Delta Air Lines, Inc./ SkyMiles IP Ltd., 4.750%, 10/20/2028	459,490	0.2
111,000		General Motors Co., 5.950%, 04/01/2049	151,354	0.1
510,000		General Motors Co., 6.750%, 04/01/2046	736,810	0.3
426,000		Hasbro, Inc., 3.000%, 11/19/2024	453,526	0.2
486,000		Home Depot, Inc./The, 3.300%, 04/15/2040	533,437	0.2
99,000		McDonald's Corp., 4.200%, 04/01/2050	119,670	0.1
123,000		McDonald's Corp., 4.450%, 09/01/2048	153,334	0.1
105,000		McDonald's Corp., 5.700%, 02/01/2039	143,332	0.1
200,000	(1)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	220,450	0.1
153,988		United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	163,795	0.1
76,601		United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	81,165	0.0
120,829		United Airlines 2014-2 Class A Pass Through Trust, 3.750%, 03/03/2028	127,976	0.1
470,438		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	497,014	0.2
188,427		United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	209,469	0.1
113,410		United Airlines 2019-2 Class AA Pass Through Trust, 2.700%, 11/01/2033	114,112	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical: (continued)
148,487		United Airlines 2020-1 Class B Pass Through Trust, 4.875%, 07/15/2027	$157,696	0.1
75,000	(1)	United Airlines, Inc., 4.375%, 04/15/2026	77,732	0.0
50,000	(1)	United Airlines, Inc., 4.625%, 04/15/2029	51,812	0.0
475,847		US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	498,056	0.2
484,285		US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	488,983	0.2
194,570		US Airways 2010-1 Class A Pass Through Trust, 6.250%, 10/22/2024	198,074	0.1
301,568		US Airways 2013-1 Class A Pass Through Trust, 3.950%, 05/15/2027	304,350	0.1
241,000		WW Grainger, Inc., 3.750%, 05/15/2046	277,824	0.1
			9,171,957	4.1

		Consumer, Non-cyclical: 15.1%
434,000		AbbVie, Inc., 2.300%, 11/21/2022	445,488	0.2
90,000		AbbVie, Inc., 2.950%, 11/21/2026	96,809	0.0
437,000		AbbVie, Inc., 3.200%, 05/14/2026	474,188	0.2
704,000		AbbVie, Inc., 3.200%, 11/21/2029	765,164	0.3
253,000		AbbVie, Inc., 3.450%, 03/15/2022	257,282	0.1
470,000		AbbVie, Inc., 4.050%, 11/21/2039	546,633	0.2
157,000		AbbVie, Inc., 4.250%, 11/21/2049	188,467	0.1
23,000		AbbVie, Inc., 4.450%, 05/14/2046	27,825	0.0
367,000		AbbVie, Inc., 4.500%, 05/14/2035	442,622	0.2
331,000		AbbVie, Inc., 4.625%, 10/01/2042	409,926	0.2
241,000		AbbVie, Inc., 5.000%, 12/15/2021	243,327	0.1
468,000		Altria Group, Inc., 2.450%, 02/04/2032	453,115	0.2
294,000		Altria Group, Inc., 3.400%, 05/06/2030	310,401	0.1
404,000		Altria Group, Inc., 3.700%, 02/04/2051	383,888	0.2
58,000		Altria Group, Inc., 4.800%, 02/14/2029	67,285	0.0
256,000		Amgen, Inc., 2.200%, 02/21/2027	266,009	0.1
103,000		Amgen, Inc., 2.300%, 02/25/2031	104,337	0.1
174,000		Amgen, Inc., 2.450%, 02/21/2030	179,544	0.1
426,000		Amgen, Inc., 3.150%, 02/21/2040	444,678	0.2
974,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	1,235,000	0.6
296,000		Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	354,396	0.2
310,000		Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	372,137	0.2
209,000		Anheuser-Busch InBev Worldwide, Inc., 4.750%, 01/23/2029	249,190	0.1
131,000		Anheuser-Busch InBev Worldwide, Inc., 5.550%, 01/23/2049	180,342	0.1
230,000		Anthem, Inc., 2.875%, 09/15/2029	244,366	0.1
82,000		Anthem, Inc., 4.550%, 03/01/2048	102,748	0.0
197,000		Anthem, Inc., 4.625%, 05/15/2042	245,161	0.1
132,000		Anthem, Inc., 5.100%, 01/15/2044	174,398	0.1
192,000		Astrazeneca Finance LLC, 1.750%, 05/28/2028	192,125	0.1
961,000		AstraZeneca PLC, 0.700%, 04/08/2026	936,380	0.4
371,000		AstraZeneca PLC, 3.375%, 11/16/2025	406,297	0.2
925,000		BAT Capital Corp., 2.726%, 03/25/2031	914,173	0.4
413,000		BAT Capital Corp., 3.984%, 09/25/2050	402,932	0.2
304,000		Boston Scientific Corp., 4.700%, 03/01/2049	389,686	0.2
187,000		Bristol-Myers Squibb Co., 1.125%, 11/13/2027	184,329	0.1
187,000		Bristol-Myers Squibb Co., 1.450%, 11/13/2030	180,720	0.1
187,000		Bristol-Myers Squibb Co., 2.550%, 11/13/2050	179,267	0.1
381,000		Bristol-Myers Squibb Co., 3.200%, 06/15/2026	418,498	0.2
42,000		Bristol-Myers Squibb Co., 3.875%, 08/15/2025	46,788	0.0
123,000		Bristol-Myers Squibb Co., 4.250%, 10/26/2049	155,623	0.1
226,000		Bristol-Myers Squibb Co., 4.550%, 02/20/2048	295,561	0.1
30,000		Bristol-Myers Squibb Co., 5.000%, 08/15/2045	41,098	0.0
527,000		Centene Corp., 2.450%, 07/15/2028	534,773	0.2
387,000		Cigna Corp., 3.200%, 03/15/2040	402,320	0.2
541,000		Cigna Corp., 4.800%, 08/15/2038	674,552	0.3
144,000		Cigna Corp., 4.900%, 12/15/2048	185,798	0.1
214,000		Coca-Cola Co/The, 2.875%, 05/05/2041	222,738	0.1
510,000	(1)	Coca-Cola Europacific Partners PLC, 0.500%, 05/05/2023	509,201	0.2

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical: (continued)
621,000	(1)	Coca-Cola Europacific Partners PLC, 0.800%, 05/03/2024	$619,392	0.3
377,000	(1)	Coca-Cola Europacific Partners PLC, 1.500%, 01/15/2027	375,362	0.2
244,000		CVS Health Corp., 2.700%, 08/21/2040	236,958	0.1
768,000		CVS Health Corp., 4.780%, 03/25/2038	946,238	0.4
336,000		CVS Health Corp., 5.050%, 03/25/2048	437,233	0.2
223,000		CVS Health Corp., 1.300%, 08/21/2027	218,886	0.1
223,000		General Mills, Inc., 4.000%, 04/17/2025	247,282	0.1
639,000		Gilead Sciences, Inc., 0.750%, 09/29/2023	639,340	0.3
714,000		Gilead Sciences, Inc., 3.500%, 02/01/2025	774,370	0.3
766,000		HCA, Inc., 4.125%, 06/15/2029	863,199	0.4
274,000		HCA, Inc., 4.750%, 05/01/2023	293,718	0.1
489,000		HCA, Inc., 5.250%, 06/15/2049	624,518	0.3
286,000		HCA, Inc., 5.875%, 02/01/2029	346,202	0.2
406,000	(1)	Health Care Service Corp.A Mutual Legal Reserve Co., 2.200%, 06/01/2030	407,712	0.2
250,000		Hershey Co/The, 3.125%, 11/15/2049	266,370	0.1
417,000		Hormel Foods Corp., 3.050%, 06/03/2051	433,204	0.2
338,000		Humana, Inc., 4.625%, 12/01/2042	417,253	0.2
660,000	(1)	Imperial Brands Finance PLC, 3.750%, 07/21/2022	677,325	0.3
181,000		Johnson & Johnson, 0.950%, 09/01/2027	177,788	0.1
181,000		Johnson & Johnson, 2.100%, 09/01/2040	172,176	0.1
14,000		Johnson & Johnson, 2.450%, 09/01/2060	13,245	0.0
267,000		Johnson & Johnson, 3.625%, 03/03/2037	312,078	0.1
85,000		Johnson & Johnson, 3.700%, 03/01/2046	101,268	0.0
286,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	305,003	0.1
437,000	(1)	Mars, Inc., 2.375%, 07/16/2040	421,825	0.2
502,000		Mylan, Inc., 5.200%, 04/15/2048	620,910	0.3
26,000		Mylan, Inc., 5.400%, 11/29/2043	32,212	0.0
788,000		PerkinElmer, Inc., 3.300%, 09/15/2029	854,109	0.4
101,000		Pfizer, Inc., 3.900%, 03/15/2039	121,236	0.1
165,000		Pfizer, Inc., 4.000%, 12/15/2036	200,392	0.1
493,000	(1)	Royalty Pharma PLC, 1.200%, 09/02/2025	488,943	0.2
380,000	(1)	Royalty Pharma PLC, 1.750%, 09/02/2027	374,275	0.2
251,000	(1)	Royalty Pharma PLC, 3.300%, 09/02/2040	253,222	0.1
206,000		S&P Global, Inc., 1.250%, 08/15/2030	195,300	0.1
90,000		STERIS Irish FinCo UnLtd.Co., 2.700%, 03/15/2031	91,761	0.0
249,000		STERIS Irish FinCo UnLtd.Co., 3.750%, 03/15/2051	264,909	0.1
200,000		Takeda Pharmaceutical Co.Ltd., 3.025%, 07/09/2040	202,285	0.1
200,000		Takeda Pharmaceutical Co.Ltd., 3.375%, 07/09/2060	205,790	0.1
250,000		Takeda Pharmaceutical Co.Ltd., 5.000%, 11/26/2028	301,245	0.1
192,000	(1)	Triton Container International Ltd., 3.150%, 06/15/2031	193,288	0.1
327,000		UnitedHealth Group, Inc., 1.150%, 05/15/2026	327,221	0.1
450,000		UnitedHealth Group, Inc., 2.300%, 05/15/2031	461,176	0.2
409,000		UnitedHealth Group, Inc., 3.050%, 05/15/2041	428,816	0.2
146,000		UnitedHealth Group, Inc., 3.250%, 05/15/2051	156,048	0.1
142,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	158,921	0.1
179,000		UnitedHealth Group, Inc., 3.700%, 08/15/2049	205,407	0.1
39,000		UnitedHealth Group, Inc., 4.450%, 12/15/2048	49,925	0.0
98,000		UnitedHealth Group, Inc., 2.900%, 05/15/2050	99,165	0.0
157,000	(1)	Viatris, Inc., 3.850%, 06/22/2040	167,196	0.1
240,000	(1)	Viatris, Inc., 4.000%, 06/22/2050	254,248	0.1
200,000	(1)	Viterra Finance BV, 2.000%, 04/21/2026	200,445	0.1
			33,773,975	15.1

		Energy: 8.7%
184,000		BP Capital Markets America, Inc., 1.749%, 08/10/2030	179,759	0.1
68,000		BP Capital Markets America, Inc., 3.000%, 02/24/2050	65,871	0.0
478,000		BP Capital Markets America, Inc., 3.379%, 02/08/2061	481,673	0.2
277,000		BP Capital Markets America, Inc., 3.410%, 02/11/2026	303,202	0.1
364,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	415,487	0.2
299,000	(1)	Cameron LNG LLC, 2.902%, 07/15/2031	319,040	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
416,000		Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	$454,803	0.2
65,000		Chevron USA, Inc., 3.250%, 10/15/2029	72,058	0.0
381,000		Chevron USA, Inc., 4.200%, 10/15/2049	470,179	0.2
723,000		Cimarex Energy Co., 3.900%, 05/15/2027	797,795	0.4
152,000		Cimarex Energy Co., 4.375%, 03/15/2029	172,967	0.1
503,000	(1)	ConocoPhillips, 2.400%, 02/15/2031	515,319	0.2
422,000		Diamondback Energy, Inc., 2.875%, 12/01/2024	446,011	0.2
225,000		Diamondback Energy, Inc., 3.125%, 03/24/2031	233,423	0.1
152,000		Diamondback Energy, Inc., 3.250%, 12/01/2026	163,050	0.1
475,000		Diamondback Energy, Inc., 3.500%, 12/01/2029	508,926	0.2
180,000		Diamondback Energy, Inc., 4.400%, 03/24/2051	203,208	0.1
45,000		Diamondback Energy, Inc., 4.750%, 05/31/2025	50,716	0.0
363,000		Energy Transfer L.P., 5.300%, 04/15/2047	425,380	0.2
201,000		Energy Transfer L.P., 5.400%, 10/01/2047	238,710	0.1
737,000	(3)	Energy Transfer L.P., 6.500%, 12/31/2199	753,214	0.3
290,000	(3)	Energy Transfer L.P., 7.125%, 12/31/2199	300,150	0.1
309,000		Enterprise Products Operating LLC, 3.950%, 01/31/2060	345,283	0.2
354,000		Exxon Mobil Corp., 2.275%, 08/16/2026	373,596	0.2
165,000		Exxon Mobil Corp., 2.610%, 10/15/2030	174,052	0.1
152,000		Exxon Mobil Corp., 2.995%, 08/16/2039	156,279	0.1
525,000		Exxon Mobil Corp., 4.227%, 03/19/2040	627,522	0.3
80,000		Exxon Mobil Corp., 2.019%, 08/16/2024	83,266	0.0
73,000		Exxon Mobil Corp., 2.440%, 08/16/2029	76,520	0.0
130,000		Hess Corp., 4.300%, 04/01/2027	144,825	0.1
583,000		Hess Corp., 5.600%, 02/15/2041	728,752	0.3
205,000		Marathon Petroleum Corp., 4.750%, 09/15/2044	243,324	0.1
283,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	340,714	0.2
200,000		MPLX L.P., 1.750%, 03/01/2026	202,269	0.1
231,000		MPLX L.P., 2.650%, 08/15/2030	233,357	0.1
236,000		MPLX L.P., 4.000%, 02/15/2025	257,882	0.1
125,000		MPLX L.P., 4.700%, 04/15/2048	145,597	0.1
611,000		MPLX L.P., 5.200%, 03/01/2047	753,994	0.3
88,000		MPLX L.P., 5.200%, 12/01/2047	107,736	0.0
162,000		MPLX L.P., 5.500%, 02/15/2049	210,156	0.1
159,000		ONEOK Partners L.P., 6.125%, 02/01/2041	205,251	0.1
186,000		Phillips 66, 0.900%, 02/15/2024	186,256	0.1
420,000		Phillips 66, 2.150%, 12/15/2030	413,551	0.2
382,000		Plains All American Pipeline L.P./ PAA Finance Corp., 3.550%, 12/15/2029	402,649	0.2
139,000		Plains All American Pipeline L.P./ PAA Finance Corp., 4.300%, 01/31/2043	141,048	0.1
80,000		Plains All American Pipeline L.P./ PAA Finance Corp., 4.500%, 12/15/2026	89,859	0.0
380,000		Plains All American Pipeline L.P./ PAA Finance Corp., 4.650%, 10/15/2025	425,419	0.2
28,000		Plains All American Pipeline L.P./ PAA Finance Corp., 5.150%, 06/01/2042	31,450	0.0
654,000		Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	739,010	0.3
148,000		Sabine Pass Liquefaction LLC, 4.500%, 05/15/2030	170,975	0.1
497,000	(1)	Santos Finance Ltd., 3.649%, 04/29/2031	509,316	0.2
135,000		Shell International Finance BV, 4.125%, 05/11/2035	160,827	0.1
387,000		Shell International Finance BV, 4.000%, 05/10/2046	453,926	0.2
178,000		TotalEnergies Capital International SA, 2.986%, 06/29/2041	181,596	0.1
120,000		TotalEnergies Capital International SA, 3.127%, 05/29/2050	121,908	0.1
319,000		TotalEnergies Capital International SA, 2.829%, 01/10/2030	342,886	0.2
103,000		TotalEnergies Capital International SA, 3.386%, 06/29/2060	108,908	0.0
139,000		Transcontinental Gas Pipe Line Co.LLC, 3.250%, 05/15/2030	150,625	0.1
364,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	401,154	0.2
291,000		Williams Cos, Inc./The, 5.100%, 09/15/2045	363,471	0.2
461,000		Williams Partners L.P., 3.600%, 03/15/2022	468,783	0.2

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy: (continued)
461,000		Williams Partners L.P., 3.750%, 06/15/2027	$512,503	0.2
			19,357,436	8.7

		Financial: 29.3%
600,000	(3)	ABN AMRO Bank NV, 4.400%, 03/27/2028	631,865	0.3
413,000		Alexandria Real Estate Equities, Inc., 1.875%, 02/01/2033	391,140	0.2
89,000		American Express Co., 3.125%, 05/20/2026	97,252	0.0
446,000		American Express Co., 3.000%, 10/30/2024	478,588	0.2
63,000		American Express Co., 3.700%, 08/03/2023	67,116	0.0
114,000		American Homes 4 Rent L.P., 2.375%, 07/08/2031	112,553	0.1
61,000		American Homes 4 Rent L.P., 2.375%, 07/08/2051	59,757	0.0
703,000		American International Group, Inc., 3.900%, 04/01/2026	784,849	0.3
346,000		American International Group, Inc., 6.250%, 05/01/2036	481,071	0.2
35,000		American Tower Corp., 4.400%, 02/15/2026	39,578	0.0
396,000		Arthur J Gallagher & Co., 3.500%, 05/20/2051	415,450	0.2
474,000		Assurant, Inc., 2.650%, 01/15/2032	473,735	0.2
209,000		Assurant, Inc., 3.700%, 02/22/2030	226,717	0.1
429,000	(1),(3)	Australia & New Zealand Banking Group Ltd./United Kingdom, 6.750%, 12/31/2199	504,703	0.2
275,000		AvalonBay Communities, Inc., 3.200%, 01/15/2028	298,860	0.1
160,000		AvalonBay Communities, Inc., 3.300%, 06/01/2029	174,851	0.1
209,000	(1)	Aviation Capital Group LLC, 3.875%, 05/01/2023	219,049	0.1
190,000	(1)	Aviation Capital Group LLC, 4.375%, 01/30/2024	203,888	0.1
258,000	(1)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	257,151	0.1
176,000	(1)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	174,248	0.1
169,000	(1)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	174,116	0.1
400,000	(3)	Banco Santander SA, 4.750%, 12/31/2199	405,800	0.2
200,000	(3)	Banco Santander SA, 7.500%, 12/31/2199	220,841	0.1
425,000	(3)	Bank of America Corp., 0.976%, 04/22/2025	426,503	0.2
198,000	(3)	Bank of America Corp., 0.981%, 09/25/2025	197,964	0.1
545,000	(3)	Bank of America Corp., 1.319%, 06/19/2026	546,422	0.2
410,000		Bank of America Corp., 1.658%, 03/11/2027	413,965	0.2
1,267,000	(3)	Bank of America Corp., 1.734%, 07/22/2027	1,277,432	0.6
1,138,000	(3)	Bank of America Corp., 1.898%, 07/23/2031	1,107,364	0.5
703,000	(3)	Bank of America Corp., 2.015%, 02/13/2026	725,133	0.3
126,000	(3)	Bank of America Corp., 2.496%, 02/13/2031	128,782	0.1
139,000	(3)	Bank of America Corp., 2.592%, 04/29/2031	143,401	0.1
62,000	(3)	Bank of America Corp., 2.676%, 06/19/2041	60,263	0.0
845,000	(3)	Bank of America Corp., 2.687%, 04/22/2032	869,900	0.4
305,000	(3)	Bank of America Corp., 3.194%, 07/23/2030	328,776	0.1
184,000	(3)	Bank of America Corp., 3.419%, 12/20/2028	200,530	0.1
283,000	(3)	Bank of America Corp., 4.078%, 04/23/2040	330,880	0.1
179,000	(3)	Bank of America Corp., 4.083%, 03/20/2051	214,326	0.1
351,000		Bank of America Corp., 4.250%, 10/22/2026	396,590	0.2
451,000	(3)	Bank of America Corp., 4.271%, 07/23/2029	518,515	0.2
314,000		Bank of America Corp., 6.110%, 01/29/2037	430,066	0.2
792,000	(3)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	871,200	0.4
393,000	(1)	Blue Owl Finance LLC, 3.125%, 06/10/2031	390,862	0.2
308,000		Brookfield Finance, Inc., 2.724%, 04/15/2031	317,397	0.1
237,000		Brookfield Finance, Inc., 4.700%, 09/20/2047	290,250	0.1
732,000		Camden Property Trust, 3.150%, 07/01/2029	796,417	0.4
771,000		CBRE Services, Inc., 2.500%, 04/01/2031	781,610	0.3
584,000	(3)	Citigroup, Inc., 0.776%, 10/30/2024	585,651	0.3
231,000	(3)	Citigroup, Inc., 1.678%, 05/15/2024	235,938	0.1
177,000	(3)	Citigroup, Inc., 3.106%, 04/08/2026	189,521	0.1
507,000		Citigroup, Inc., 4.450%, 09/29/2027	579,676	0.3
151,000	(3)	Citigroup, Inc., 4.412%, 03/31/2031	176,492	0.1
817,000	(1),(3)	Cooperatieve Rabobank UA, 1.004%, 09/24/2026	807,280	0.4
250,000	(1),(3)	Cooperatieve Rabobank UA, 1.106%, 02/24/2027	246,624	0.1
500,000		Cooperatieve Rabobank UA, 4.375%, 08/04/2025	558,700	0.2
475,000	(1),(3)	Credit Suisse Group AG, 6.375%, 12/31/2199	529,846	0.2
267,000	(1),(3)	Credit Suisse Group AG, 4.500%, 12/31/2199	265,638	0.1
766,000	(1),(3)	Credit Suisse Group AG, 5.250%, 12/31/2199	811,960	0.4
200,000	(1)	Danske Bank A/S, 1.226%, 06/22/2024	202,168	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
628,000	(1),(3)	Danske Bank A/S, 3.244%, 12/20/2025	$668,817	0.3
235,000	(1)	Danske Bank A/S, 4.375%, 06/12/2028	264,763	0.1
250,000	(1),(3)	Depository Trust & Clearing Corp./The, 3.375%, 12/31/2199	254,531	0.1
203,000		Equinix, Inc., 1.000%, 09/15/2025	201,765	0.1
592,000		Equinix, Inc., 2.900%, 11/18/2026	634,251	0.3
379,000		ERP Operating L.P., 3.000%, 07/01/2029	408,696	0.2
361,000		ERP Operating L.P., 3.250%, 08/01/2027	392,574	0.2
171,000		ERP Operating L.P., 4.000%, 08/01/2047	202,831	0.1
351,000		Essex Portfolio L.P., 3.625%, 05/01/2027	387,975	0.2
146,000		Essex Portfolio L.P., 4.000%, 03/01/2029	164,958	0.1
185,000		GE Capital Funding LLC, 4.050%, 05/15/2027	209,503	0.1
299,000		GE Capital Funding LLC, 4.400%, 05/15/2030	348,683	0.2
332,000		GE Capital International Funding Co.Unlimited Co., 4.418%, 11/15/2035	398,481	0.2
268,000		Goldman Sachs Capital I, 6.345%, 02/15/2034	376,216	0.2
328,000	(3)	Goldman Sachs Group, Inc./The, 2.905%, 07/24/2023	336,270	0.1
149,000		Goldman Sachs Group, Inc., 6.450%, 05/01/2036	212,610	0.1
304,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	443,360	0.2
189,000		Goldman Sachs Group, Inc./The, 1.934%, (US0003M + 1.750%), 10/28/2027	200,340	0.1
169,000		Goldman Sachs Group, Inc./The, 3.500%, 04/01/2025	183,433	0.1
35,000		Goldman Sachs Group, Inc./The, 6.250%, 02/01/2041	52,194	0.0
589,000	(1)	Guardian Life Global Funding, 1.250%, 11/19/2027	575,083	0.3
346,000	(1)	Hartford Financial Services Group, Inc./The, 2.281%, (US0003M + 2.125%), 02/12/2067	334,582	0.1
340,000		Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	465,186	0.2
262,000	(3)	HSBC Holdings PLC, 1.589%, 05/24/2027	262,702	0.1
231,000	(3)	HSBC Holdings PLC, 1.645%, 04/18/2026	234,210	0.1
1,646,000	(3)	HSBC Holdings PLC, 2.013%, 09/22/2028	1,652,618	0.7
300,000		Intercontinental Exchange, Inc., 3.450%, 09/21/2023	318,531	0.1
1,200,000	(1)	Intesa Sanpaolo SpA, 4.950%, 06/01/2042	1,246,589	0.6
190,000	(3)	JPMorgan Chase & Co., 0.824%, 06/01/2025	189,718	0.1
2,134,000	(3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	2,137,460	1.0
714,000	(3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	702,649	0.3
222,000	(3)	JPMorgan Chase & Co., 1.514%, 06/01/2024	226,427	0.1
243,000	(3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	245,146	0.1
187,000	(3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	191,618	0.1
1,336,000	(3)	JPMorgan Chase & Co., 2.301%, 10/15/2025	1,392,371	0.6
64,000	(3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	61,134	0.0
943,000	(3)	JPMorgan Chase & Co., 2.580%, 04/22/2032	968,483	0.4
43,000	(3)	JPMorgan Chase & Co., 2.776%, 04/25/2023	43,833	0.0
376,000	(3)	JPMorgan Chase & Co., 3.109%, 04/22/2041	390,792	0.2
367,000	(3)	JPMorgan Chase & Co., 3.109%, 04/22/2051	379,335	0.2
212,000	(3)	JPMorgan Chase & Co., 3.157%, 04/22/2042	220,920	0.1
319,000	(3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	341,107	0.2
135,000	(3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	158,729	0.1
589,000	(3)	JPMorgan Chase & Co., 4.452%, 12/05/2029	689,305	0.3
655,000	(1)	Liberty Mutual Group, Inc., 4.300%, 02/01/2061	601,133	0.3
935,000	(3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	975,513	0.4
106,000	(3)	Lloyds Banking Group PLC, 3.870%, 07/09/2025	114,885	0.1
712,000	(1)	LSEGA Financing PLC, 1.375%, 04/06/2026	713,665	0.3
653,000	(1)	LSEGA Financing PLC, 2.500%, 04/06/2031	669,853	0.3
200,000	(1)	LSEGA Financing PLC, 3.200%, 04/06/2041	209,986	0.1
539,000		Main Street Capital Corp., 3.000%, 07/14/2026	554,357	0.2
326,000		Main Street Capital Corp., 5.200%, 05/01/2024	354,968	0.2
474,000		Mid-America Apartments L.P., 4.200%, 06/15/2028	544,234	0.2
460,000	(3)	Morgan Stanley, 0.731%, 04/05/2024	461,072	0.2
313,000	(3)	Morgan Stanley, 0.985%, 12/10/2026	308,253	0.1
486,000	(3)	Morgan Stanley, 1.593%, 05/04/2027	489,651	0.2
373,000	(3)	Morgan Stanley, 1.928%, 04/28/2032	362,926	0.2
685,000	(3)	Morgan Stanley, 2.188%, 04/28/2026	711,559	0.3
371,000	(3)	Morgan Stanley, 2.720%, 07/22/2025	390,419	0.2

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial: (continued)
1,416,000	(3)	Morgan Stanley, 3.622%, 04/01/2031	$1,582,083	0.7
93,000		Morgan Stanley, 3.625%, 01/20/2027	103,206	0.0
430,000	(3)	Natwest Group PLC, 3.032%, 11/28/2035	431,225	0.2
575,000	(3)	Natwest Group PLC, 4.269%, 03/22/2025	624,030	0.3
309,000	(1)	New York Life Insurance Co., 3.750%, 05/15/2050	346,602	0.2
273,000	(1)	Northwestern Mutual Global Funding, 0.800%, 01/14/2026	269,056	0.1
380,000	(1)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	380,734	0.2
246,000		Old Republic International Corp., 3.850%, 06/11/2051	262,413	0.1
208,000		Owl Rock Capital Corp., 3.400%, 07/15/2026	216,986	0.1
324,000		Owl Rock Capital Corp., 3.750%, 07/22/2025	342,935	0.2
403,000	(1)	Owl Rock Technology Finance Corp., 3.750%, 06/17/2026	424,160	0.2
218,000		Radian Group, Inc., 4.875%, 03/15/2027	237,725	0.1
440,000		Regency Centers L.P., 3.700%, 06/15/2030	487,531	0.2
257,000	(1),(3)	Standard Chartered PLC, 1.214%, 03/23/2025	258,282	0.1
507,000	(1),(2),(3)	Standard Chartered PLC, 1.456%, 01/14/2027	502,965	0.2
299,000	(1)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	309,151	0.1
573,000		Truist Bank, 0.769%, (US0003M + 0.650%), 03/15/2028	558,792	0.2
122,000		Truist Bank, 0.830%, (US0003M + 0.670%), 05/15/2027	119,274	0.1
417,000	(3)	Truist Financial Corp., 1.267%, 03/02/2027	416,745	0.2
400,000	(3)	Truist Financial Corp., 1.887%, 06/07/2029	401,601	0.2
685,000		UBS AG, 5.125%, 05/15/2024	756,651	0.3
399,000	(1),(3)	UBS Group AG, 3.875%, 12/31/2199	400,744	0.2
608,000	(1),(3)	UBS Group AG, 4.375%, 12/31/2199	622,714	0.3
221,000	(3)	UBS Group AG, 5.125%, 12/31/2199	241,028	0.1
226,000	(1),(3)	UniCredit SpA, 3.127%, 06/03/2032	226,978	0.1
254,000		Unum Group, 4.125%, 06/15/2051	257,358	0.1
413,000	(1)	USAA Capital Corp., 0.500%, 05/01/2024	411,940	0.2
238,000	(3)	Wells Fargo & Co., 2.164%, 02/11/2026	247,174	0.1
127,000	(3)	Wells Fargo & Co., 2.393%, 06/02/2028	131,799	0.1
223,000	(3)	Wells Fargo & Co., 2.406%, 10/30/2025	233,424	0.1
148,000	(3)	Wells Fargo & Co., 3.068%, 04/30/2041	152,091	0.1
712,000	(3)	Wells Fargo & Co., 3.196%, 06/17/2027	768,874	0.3
206,000		Wells Fargo & Co., 3.000%, 10/23/2026	222,359	0.1
212,000	(3)	Wells Fargo & Co., 5.013%, 04/04/2051	291,000	0.1
315,000	(3)	Westpac Banking Corp., 2.668%, 11/15/2035	310,234	0.1
469,000		XLIT Ltd., 4.450%, 03/31/2025	526,704	0.2
312,000		XLIT Ltd., 5.500%, 03/31/2045	424,543	0.2
			65,581,584	29.3

		Industrial: 6.2%
289,000		Amcor Flexibles North America, Inc., 2.690%, 05/25/2031	295,381	0.1
391,000		Boeing Co/The, 3.250%, 02/01/2028	414,953	0.2
314,000		Boeing Co/The, 4.875%, 05/01/2025	351,990	0.2
376,000		Boeing Co/The, 5.705%, 05/01/2040	484,953	0.2
148,000		Boeing Co/The, 5.805%, 05/01/2050	199,629	0.1
58,000		Boeing Co/The, 5.930%, 05/01/2060	80,241	0.0
660,000		Boeing Co/The, 4.508%, 05/01/2023	703,837	0.3
113,000		Burlington Northern Santa Fe LLC, 4.375%, 09/01/2042	141,403	0.1
99,000		Burlington Northern Santa Fe LLC, 4.400%, 03/15/2042	122,734	0.1
157,000		Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	209,873	0.1
179,000		Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	246,186	0.1
607,000	(1)	Cellnex Finance Co.SA, 3.875%, 07/07/2041	605,913	0.3
440,000		CSX Corp., 4.650%, 03/01/2068	577,200	0.3
244,289		FedEx Corp.2020-1 Class AA Pass Through Trust, 1.875%, 08/20/2035	243,339	0.1
510,000		FedEx Corp., 3.875%, 08/01/2042	570,903	0.3
100,000		FedEx Corp., 3.900%, 02/01/2035	114,972	0.0
256,000		FedEx Corp., 4.100%, 04/15/2043	293,715	0.1
410,000		General Dynamics Corp., 2.850%, 06/01/2041	421,317	0.2
675,000		L3Harris Technologies, Inc., 1.800%, 01/15/2031	656,143	0.3
241,000		Masco Corp., 1.500%, 02/15/2028	235,486	0.1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Industrial: (continued)
268,000		Norfolk Southern Corp., 3.950%, 10/01/2042	$309,213	0.1
172,000		Raytheon Technologies Corp., 2.800%, 03/15/2022	174,747	0.1
231,000		Raytheon Technologies Corp., 3.200%, 03/15/2024	245,817	0.1
2,000		Raytheon Technologies Corp., 3.650%, 08/16/2023	2,124	0.0
402,000		Raytheon Technologies Corp., 4.350%, 04/15/2047	496,487	0.2
81,000		Raytheon Technologies Corp., 4.450%, 11/16/2038	98,296	0.0
480,000		Raytheon Technologies Corp., 4.500%, 06/01/2042	598,461	0.3
30,000		Raytheon Technologies Corp., 4.800%, 12/15/2043	37,894	0.0
27,000		Raytheon Technologies Corp., 5.400%, 05/01/2035	35,743	0.0
161,000		Raytheon Technologies Corp., 6.125%, 07/15/2038	230,004	0.1
120,000		Republic Services, Inc., 0.875%, 11/15/2025	118,973	0.1
363,000		Republic Services, Inc., 1.450%, 02/15/2031	340,599	0.2
500,000	(1)	Siemens Financieringsmaatschappij NV, 2.875%, 03/11/2041	517,223	0.2
640,000		Teledyne Technologies, Inc., 1.600%, 04/01/2026	642,000	0.3
163,000		Union Pacific Corp., 3.550%, 08/15/2039	181,546	0.1
60,000		Union Pacific Corp., 3.600%, 09/15/2037	67,352	0.0
93,000	(1)	Union Pacific Corp., 3.799%, 04/06/2071	103,548	0.0
312,000		Union Pacific Corp., 3.839%, 03/20/2060	356,204	0.2
113,000		Union Pacific Corp., 4.100%, 09/15/2067	131,463	0.1
276,000		United Parcel Service, Inc., 3.625%, 10/01/2042	319,566	0.1
62,000		Raytheon Technologies Corp., 5.700%, 04/15/2040	86,793	0.0
177,000		Waste Management, Inc., 1.500%, 03/15/2031	167,663	0.1
171,000		Waste Management, Inc., 2.950%, 06/01/2041	176,599	0.1
536,000		WestRock RKT LLC, 4.000%, 03/01/2023	562,233	0.2
325,000		WRKCo, Inc., 3.000%, 06/15/2033	340,845	0.2
70,000		WRKCo, Inc., 4.650%, 03/15/2026	80,314	0.0
447,000		Xylem, Inc./NY, 3.250%, 11/01/2026	490,000	0.2
			13,881,875	6.2

		Technology: 7.7%
2,289,000		Apple, Inc., 1.200%, 02/08/2028	2,258,055	1.0
286,000		Apple, Inc., 3.850%, 05/04/2043	340,538	0.2
494,000		Apple, Inc., 4.250%, 02/09/2047	624,098	0.3
113,000		Apple, Inc., 4.375%, 05/13/2045	144,587	0.1
73,000		Apple, Inc., 4.650%, 02/23/2046	97,049	0.0
436,000		Broadcom, Inc., 3.150%, 11/15/2025	467,585	0.2
708,000		Broadcom, Inc., 3.459%, 09/15/2026	771,539	0.3
271,000		Broadcom, Inc., 4.250%, 04/15/2026	303,962	0.1
303,000		Fidelity National Information Services, Inc., 1.150%, 03/01/2026	300,765	0.1
82,000		Fidelity National Information Services, Inc., 2.250%, 03/01/2031	81,944	0.0
798,000		Fiserv, Inc., 3.500%, 07/01/2029	878,862	0.4
377,000		Fortinet, Inc., 1.000%, 03/15/2026	373,731	0.2
98,000		Fortinet, Inc., 2.200%, 03/15/2031	97,868	0.0
270,000		HP, Inc., 6.000%, 09/15/2041	355,689	0.2
454,000		Intel Corp., 3.250%, 11/15/2049	484,225	0.2
284,000		Intel Corp., 3.700%, 07/29/2025	314,096	0.1
440,000		Intel Corp., 4.750%, 03/25/2050	585,632	0.3
100,000		International Business Machines Corp., 3.300%, 05/15/2026	110,073	0.0
536,000		International Business Machines Corp., 3.500%, 05/15/2029	600,335	0.3
5,000		Microsoft Corp., 2.525%, 06/01/2050	4,924	0.0
343,000		Microsoft Corp., 2.675%, 06/01/2060	340,677	0.2
737,000		Microsoft Corp., 2.921%, 03/17/2052	783,543	0.4
207,000		Microsoft Corp., 3.041%, 03/17/2062	221,347	0.1
81,000		Microsoft Corp., 3.450%, 08/08/2036	93,921	0.0
593,000		NVIDIA Corp., 1.550%, 06/15/2028	591,164	0.3
593,000		NVIDIA Corp., 2.000%, 06/15/2031	594,415	0.3
203,000		NVIDIA Corp., 3.500%, 04/01/2040	230,688	0.1
131,000		NVIDIA Corp., 3.700%, 04/01/2060	155,104	0.1
164,000		Oracle Corp., 2.950%, 05/15/2025	175,376	0.1
239,000		Oracle Corp., 3.600%, 04/01/2040	252,483	0.1
487,000		Oracle Corp., 4.125%, 05/15/2045	543,486	0.2
190,000		Oracle Corp., 3.850%, 04/01/2060	202,251	0.1
411,000		salesforce.com, Inc., 1.950%, 07/15/2031	411,988	0.2

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Technology: (continued)
288,000		salesforce.com, Inc., 2.700%, 07/15/2041	$290,285	0.1
205,000		salesforce.com, Inc., 2.900%, 07/15/2051	208,026	0.1
1,483,000	(1)	TSMC Global Ltd., 1.250%, 04/23/2026	1,471,157	0.7
989,000	(1)	TSMC Global Ltd., 2.250%, 04/23/2031	996,550	0.4
348,000		VMware, Inc., 2.950%, 08/21/2022	357,084	0.2
			17,115,102	7.7

		Utilities: 11.2%
141,000	(1)	AES Corp./The, 1.375%, 01/15/2026	139,684	0.1
188,000		Alabama Power Co., 2.800%, 04/01/2025	198,819	0.1
217,000		Alabama Power Co., 3.125%, 07/15/2051	223,020	0.1
117,000		Alabama Power Co., 3.450%, 10/01/2049	127,397	0.1
16,000		Alabama Power Co., 3.850%, 12/01/2042	18,383	0.0
155,000	(2)	Alabama Power Co., 5.200%, 06/01/2041	203,009	0.1
188,000		American Electric Power Co., Inc., 0.750%, 11/01/2023	188,121	0.1
187,000	(1)	American Transmission Systems, Inc., 5.000%, 09/01/2044	240,396	0.1
214,000		Appalachian Power Co., 2.700%, 04/01/2031	221,614	0.1
114,000		Appalachian Power Co., 3.400%, 06/01/2025	123,317	0.1
205,000		Appalachian Power Co., 3.700%, 05/01/2050	226,770	0.1
147,000		Appalachian Power Co., 4.500%, 03/01/2049	180,279	0.1
139,000		Arizona Public Service Co., 2.950%, 09/15/2027	150,718	0.1
318,000		Arizona Public Service Co., 3.150%, 05/15/2025	341,933	0.2
140,000		Baltimore Gas and Electric Co., 2.250%, 06/15/2031	141,515	0.1
331,000	(3)	CMS Energy Corp., 3.750%, 12/01/2050	337,140	0.1
738,000	(3)	CMS Energy Corp., 4.750%, 06/01/2050	824,254	0.4
211,000		Commonwealth Edison Co., 3.800%, 10/01/2042	243,303	0.1
154,000		Consolidated Edison Co.of New York, Inc., 4.625%, 12/01/2054	194,372	0.1
107,000		DTE Electric Co., 3.375%, 03/01/2025	115,594	0.0
618,000		DTE Energy Co., 3.700%, 08/01/2023	657,923	0.3
261,000		Duke Energy Carolinas LLC, 4.000%, 09/30/2042	308,495	0.1
60,000		Duke Energy Corp., 3.150%, 08/15/2027	64,847	0.0
74,000		Duke Energy Indiana LLC, 3.750%, 05/15/2046	83,249	0.0
180,000		Duke Energy Ohio, Inc., 3.700%, 06/15/2046	201,917	0.1
255,000		Duke Energy Progress LLC, 4.100%, 05/15/2042	300,420	0.1
195,000		Duke Energy Progress LLC, 4.150%, 12/01/2044	236,420	0.1
251,000		Duke Energy Progress LLC, 4.200%, 08/15/2045	303,256	0.1
246,000		Duke Energy Carolinas LLC, 4.250%, 12/15/2041	299,393	0.1
165,000		Duke Energy Carolinas LLC, 6.450%, 10/15/2032	226,616	0.1
565,000		Duke Energy Corp., 2.550%, 06/15/2031	572,962	0.3
216,000		Duke Energy Ohio, Inc., 4.300%, 02/01/2049	267,470	0.1
369,000		Duke Energy Progress LLC, 4.100%, 03/15/2043	438,892	0.2
472,000		Entergy Arkansas LLC, 3.350%, 06/15/2052	505,114	0.2
217,000		Entergy Arkansas LLC, 4.200%, 04/01/2049	264,176	0.1
214,000		Entergy Arkansas LLC, 2.650%, 06/15/2051	203,429	0.1
35,000		Entergy Louisiana LLC, 4.050%, 09/01/2023	37,228	0.0
216,000		Entergy Mississippi LLC, 3.500%, 06/01/2051	237,196	0.1
100,000		Entergy Gulf States Louisiana LLC, 5.590%, 10/01/2024	115,129	0.0
337,000		Entergy Louisiana LLC, 0.620%, 11/17/2023	337,538	0.1
20,000		Entergy Louisiana LLC, 3.250%, 04/01/2028	21,915	0.0
130,000		Entergy Louisiana LLC, 4.000%, 03/15/2033	152,618	0.1
159,000		Entergy Louisiana LLC, 4.200%, 09/01/2048	193,831	0.1
705,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	773,483	0.3
103,000		Entergy Louisiana LLC, 5.400%, 11/01/2024	118,225	0.1
152,000		Entergy Mississippi LLC, 3.850%, 06/01/2049	175,248	0.1
244,000		Eversource Energy, 2.900%, 10/01/2024	258,552	0.1
469,000		Exelon Corp., 4.950%, 06/15/2035	577,124	0.3
1,452,000		FirstEnergy Corp., 4.400%, 07/15/2027	1,580,660	0.7
85,000		Florida Power & Light Co., 5.650%, 02/01/2037	116,624	0.1
97,000		Georgia Power Co., 4.300%, 03/15/2043	115,655	0.0
342,000		Indiana Michigan Power Co., 3.250%, 05/01/2051	359,147	0.2
51,000		Indiana Michigan Power Co., 6.050%, 03/15/2037	70,938	0.0
400,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	430,848	0.2
314,000		IPALCO Enterprises, Inc., 4.250%, 05/01/2030	353,558	0.2

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Utilities: (continued)
118,000	(1)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	$120,051	0.1
315,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	334,074	0.1
228,000		MidAmerican Energy Co., 4.250%, 05/01/2046	282,399	0.1
461,000		MidAmerican Energy Co., 4.400%, 10/15/2044	571,642	0.3
118,000		Mississippi Power Co., 4.250%, 03/15/2042	139,700	0.1
45,000		Mississippi Power Co., 4.750%, 10/15/2041	52,322	0.0
205,000	(1)	Monongahela Power Co., 3.550%, 05/15/2027	226,274	0.1
963,000		National Rural Utilities Cooperative Finance Corp., 1.000%, 06/15/2026	954,747	0.4
261,000		National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	269,623	0.1
179,000		National Rural Utilities Cooperative Finance Corp., 3.050%, 04/25/2027	195,442	0.1
269,000		National Rural Utilities Cooperative Finance Corp., 4.023%, 11/01/2032	315,605	0.1
246,000	(3)	National Rural Utilities Cooperative Finance Corp., 5.250%, 04/20/2046	266,764	0.1
240,000	(1)	New York State Electric & Gas Corp., 3.250%, 12/01/2026	261,660	0.1
293,000		Pacific Gas and Electric Co., 4.300%, 03/15/2045	282,342	0.1
230,000		Pacific Gas and Electric Co., 4.450%, 04/15/2042	228,333	0.1
493,000		PacifiCorp, 4.100%, 02/01/2042	580,088	0.3
322,000		PacifiCorp, 4.150%, 02/15/2050	393,263	0.2
108,000		Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	111,616	0.0
398,000		Public Service Co.of New Hampshire, 3.500%, 11/01/2023	423,254	0.2
149,000		Public Service Co.of New Hampshire, 3.600%, 07/01/2049	169,107	0.1
424,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	451,082	0.2
600,000		South Jersey Industries, Inc., 5.020%, 04/15/2031	636,057	0.3
65,000		Southern California Edison Co., 3.650%, 02/01/2050	65,126	0.0
132,000		Southern California Edison Co., 4.050%, 03/15/2042	142,361	0.1
149,000		Southern California Edison Co., 4.125%, 03/01/2048	159,266	0.1
229,000		Southern Co.Gas Capital Corp., 4.400%, 05/30/2047	270,261	0.1
170,000		Southern Co.Gas Capital Corp., 5.875%, 03/15/2041	234,919	0.1
684,000	(3)	Southern Co/The, 4.000%, 01/15/2051	725,040	0.3
173,000		Southwestern Public Service Co., 3.150%, 05/01/2050	181,261	0.1
231,000		Tucson Electric Power Co., 4.000%, 06/15/2050	271,176	0.1
393,000		Union Electric Co., 2.150%, 03/15/2032	394,534	0.2
			25,109,123	11.2

		Total Corporate Bonds/Notes
		(Cost $207,866,394)	216,553,912	96.9

U.S.TREASURY OBLIGATIONS: 1.7%
		U.S.Treasury Bonds: 0.4%
844,000		1.875%,02/15/2051	805,756	0.4
40,000		2.250%,05/15/2041	41,631	0.0
			847,387	0.4

		U.S.Treasury Notes: 1.3%
400,000		0.125%,05/31/2023	399,172	0.2
179,000		0.250%,06/15/2024	177,916	0.1
697,000		0.875%,06/30/2026	696,701	0.3
109,000		1.125%,02/15/2031	105,832	0.0
26,000		1.250%,03/31/2028	26,107	0.0
882,000		1.250%,06/30/2028	883,447	0.4
547,000		1.625%,05/15/2031	555,461	0.3
			2,844,636	1.3

		Total U.S.Treasury Obligations
		(Cost $3,650,057)	3,692,023	1.7

Shares			Value	Percentage of Net Assets
PREFERRED STOCK: 0.2%
		Utilities: 0.2%
20,000	(4),(5)	Southern Company	536,400	0.2

		Total Preferred Stock
		(Cost $500,000)	536,400	0.2

		Total Long-Term Investments
		(Cost $212,016,451)	220,782,335	98.8

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 0.4%
	Repurchase Agreements: 0.4%
959,236	(6) RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/21, 0.05%, due 07/01/21 (Repurchase Amount $959,237, collateralized by various U.S.Government/U.S.Government Agency Obligations, 0.000%-8.000%, Market Value plus accrued interest $978,421, due 08/01/21-04/15/62)
	(Cost $959,236)	$959,236	0.4

	Total Short-Term Investments
	(Cost $959,236)	959,236	0.4

	Total Investments in Securities (Cost $212,975,687)	$221,741,571	99.2
	Assets in Excess of Other Liabilities	1,834,015	0.8
	Net Assets	$223,575,586	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security.Rate shown is the rate in effect as of June 30, 2021.
(4)	Preferred Stock may be called prior to convertible date.
(5)	Non-income producing security.
(6)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

Reference Rate Abbreviations:
US0003M	3-month LIBOR

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of June 30, 2021 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2021
Asset Table
Investments, at fair value
Preferred Stock	$–	$536,400	$–	$536,400
Corporate Bonds/Notes	–	216,553,912	–	216,553,912
U.S.Treasury Obligations	–	3,692,023	–	3,692,023
Short-Term Investments	–	959,236	–	959,236
Total Investments, at fair value	$–	$221,741,571	$–	$221,741,571
Other Financial Instruments+
Futures	18,020	–	–	18,020
Total Assets	$18,020	$221,741,571	$–	$221,759,591
Liabilities Table
Other Financial Instruments+
Futures	$(163,125)	$–	$–	$(163,125)
Total Liabilities	$(163,125)	$–	$–	$(163,125)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options.Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
as of June 30, 2021 (Unaudited) (Continued)

At June 30, 2021, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S.Treasury 2-Year Note	75	09/30/21	$16,524,024	$(26,617)
U.S.Treasury Ultra Long Bond	6	09/21/21	1,156,125	5,322
			$17,680,149	$(21,295)
Short Contracts:
U.S.Treasury 10-Year Note	(4)	09/21/21	(530,000)	(2,321)
U.S.Treasury 5-Year Note	(36)	09/30/21	(4,443,469)	12,698
U.S.Treasury Long Bond	(11)	09/21/21	(1,768,250)	(42,023)
U.S.Treasury Ultra 10-Year Note	(37)	09/21/21	(5,446,516)	(92,164)
			$(12,188,235)	$(123,810)

At June 30, 2021, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $213,539,092.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$9,125,487
Gross Unrealized Depreciation	(1,068,113)

Net Unrealized Appreciation	$8,057,374